HSBC Holdings' subsidiaries, joint ventures and associates - Associates (Details)			1 Months Ended	12 Months Ended
	Dec. 31, 2019	May 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Bank of Communications Co., Limited
Disclosure of associates [line items]
HSBC’s interest percent	19.03%			19.03%
Barrowgate Limited
Disclosure of associates [line items]
HSBC’s interest percent				15.31%
BGF Group PLC
Disclosure of associates [line items]
HSBC’s interest percent				24.54%
Bud Financial Limited
Disclosure of associates [line items]
HSBC’s interest percent				8.20%
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited
Disclosure of associates [line items]
HSBC’s interest percent				26.00%
CFAC Payment Scheme Limited
Disclosure of associates [line items]
HSBC’s interest percent				33.33%
Chemi & Cotex (Rwanda) Limited
Disclosure of associates [line items]
HSBC’s interest percent				33.99%
Chemi & Cotex Kenya Limited
Disclosure of associates [line items]
HSBC’s interest percent				33.99%
Chemi and Cotex Industries Limited
Disclosure of associates [line items]
HSBC’s interest percent				33.99%
EPS Company (Hong Kong) Limited
Disclosure of associates [line items]
HSBC’s interest percent				38.66%
Euro Secured Note Issuer [Member]
Disclosure of associates [line items]
HSBC’s interest percent				16.66%
GZHS Research Co Ltd
Disclosure of associates [line items]
HSBC’s interest percent				33.00%
Hang Seng Qianhai Fund Management Company Limited
Disclosure of associates [line items]
HSBC’s interest percent				70.00%
Jeppe Star Limited
Disclosure of associates [line items]
HSBC’s interest percent				100.00%
MENA Infrastructure Fund (GP) Ltd
Disclosure of associates [line items]
HSBC’s interest percent				33.33%
Northstar Trade Finance Inc.
Disclosure of associates [line items]
HSBC’s interest percent				20.08%
Novo Star Limited
Disclosure of associates [line items]
HSBC’s interest percent				33.99%
Quantexa Ltd
Disclosure of associates [line items]
HSBC’s interest percent				10.51%
Services Epargne Entreprise
Disclosure of associates [line items]
HSBC’s interest percent				14.34%
sino AG
Disclosure of associates [line items]
HSBC’s interest percent				24.94%
The Saudi British Bank
Disclosure of associates [line items]
HSBC’s interest percent	29.20%	40.00%	29.20%	29.20%
Vizolution Limited
Disclosure of associates [line items]
HSBC’s interest percent				17.95%
We Trade Innovation Designated Activity Company
Disclosure of associates [line items]
HSBC’s interest percent				8.52%
HSBC Holdings | GZHS Research Co Ltd
Disclosure of associates [line items]
HSBC’s interest percent				20.50%
HSBC Holdings | Hang Seng Qianhai Fund Management Company Limited
Disclosure of associates [line items]
HSBC’s interest percent				43.49%
HSBC Holdings | Jeppe Star Limited
Disclosure of associates [line items]
HSBC’s interest percent				33.99%
HSBC Holdings | sino AG
Disclosure of associates [line items]
HSBC’s interest percent				20.11%